PORTFOLIO OF INVESTMENTS – as of September 30, 2021 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks – 98.0% of Net Assets
	Aerospace & Defense – 1.9%
89,785	Boeing Co. (The)(a)	$19,747,313

	Air Freight & Logistics – 0.8%
70,460	Expeditors International of Washington, Inc.	8,393,900

	Automobiles – 1.7%
334,300	General Motors Co.(a)	17,620,953

	Banks – 6.2%
664,960	Bank of America Corp.	28,227,552
335,305	Citigroup, Inc.	23,531,705
286,200	Wells Fargo & Co.	13,282,542

		65,041,799

	Beverages – 4.0%
62,591	Constellation Brands, Inc., Class A	13,187,298
277,800	Keurig Dr Pepper, Inc.	9,489,648
218,201	Monster Beverage Corp.(a)	19,382,795

		42,059,741

	Biotechnology – 5.0%
71,456	Alnylam Pharmaceuticals, Inc.(a)	13,491,607
54,348	BioMarin Pharmaceutical, Inc.(a)	4,200,557
63,950	CRISPR Therapeutics AG(a)	7,157,924
45,390	Regeneron Pharmaceuticals, Inc.(a)	27,469,120

		52,319,208

	Capital Markets – 6.6%
279,145	Charles Schwab Corp. (The)	20,332,922
18,982	FactSet Research Systems, Inc.	7,493,714
21,200	Moody’s Corp.	7,528,332
16,063	MSCI, Inc.	9,771,765
117,980	SEI Investments Co.	6,996,214
201,400	State Street Corp.	17,062,608

		69,185,555

	Communications Equipment – 0.7%
136,234	Cisco Systems, Inc.	7,415,217

	Consumer Finance – 7.1%
540,600	Ally Financial, Inc.	27,597,630
79,400	American Express Co.	13,301,882
210,185	Capital One Financial Corp.	34,043,664

		74,943,176

	Energy Equipment & Services – 0.7%
261,214	Schlumberger NV	7,742,383

	Entertainment – 3.4%
31,215	Netflix, Inc.(a)	19,051,763

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – continued
97,832	Walt Disney Co. (The)(a)	$16,550,239

		35,602,002

	Health Care Equipment & Supplies – 0.6%
6,050	Intuitive Surgical, Inc.(a)	6,014,607

	Health Care Providers & Services – 2.7%
71,100	HCA Healthcare, Inc.	17,257,392
28,220	Humana, Inc.	10,981,813

		28,239,205

	Health Care Technology – 0.4%
61,010	Cerner Corp.	4,302,425

	Hotels, Restaurants & Leisure – 5.1%
6,840	Booking Holdings, Inc.(a)	16,237,271
99,700	Hilton Worldwide Holdings, Inc.(a)	13,171,367
116,236	Starbucks Corp.	12,821,993
115,572	Yum China Holdings, Inc.	6,715,889
41,637	Yum! Brands, Inc.	5,092,621

		54,039,141

	Household Products – 0.4%
57,256	Colgate-Palmolive Co.	4,327,408

	Industrial Conglomerates – 1.3%
126,993	General Electric Co.	13,084,089

	Insurance – 3.0%
397,755	American International Group, Inc.	21,832,772
90,700	Reinsurance Group of America, Inc.	10,091,282

		31,924,054

	Interactive Media & Services – 10.8%
17,216	Alphabet, Inc., Class A(a)	46,027,320
5,890	Alphabet, Inc., Class C(a)	15,698,676
152,514	Facebook, Inc., Class A(a)	51,761,727

		113,487,723

	Internet & Direct Marketing Retail – 4.7%
102,078	Alibaba Group Holding Ltd., Sponsored ADR(a)	15,112,648
10,379	Amazon.com, Inc.(a)	34,095,430

		49,208,078

	IT Services – 6.4%
17,357	Automatic Data Processing, Inc.	3,470,012
377,500	DXC Technology Co.(a)	12,687,775
90,000	Fiserv, Inc.(a)	9,765,000
70,600	Gartner, Inc.(a)	21,453,928
86,615	Visa, Inc., Class A	19,293,491

		66,670,206

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 1.1%
28,721	Illumina, Inc.(a)	$11,649,525

	Machinery – 1.1%
35,053	Deere & Co.	11,745,209

	Media – 3.0%
18,760	Charter Communications, Inc., Class A(a)	13,649,026
320,480	Comcast Corp., Class A	17,924,446

		31,573,472

	Oil, Gas & Consumable Fuels – 3.2%
680,841	APA Corp.	14,590,423
234,938	EOG Resources, Inc.	18,858,473

		33,448,896

	Pharmaceuticals – 2.7%
149,929	Novartis AG, Sponsored ADR	12,261,194
49,314	Novo Nordisk A/S, Sponsored ADR	4,734,637
252,704	Roche Holding AG, Sponsored ADR	11,490,451

		28,486,282

	Semiconductors & Semiconductor Equipment – 4.2%
168,108	NVIDIA Corp.	34,825,253
73,828	QUALCOMM, Inc.	9,522,336

		44,347,589

	Software – 8.4%
80,105	Autodesk, Inc.(a)	22,843,543
50,986	Microsoft Corp.	14,373,973
258,236	Oracle Corp.	22,500,103
55,273	salesforce.com, Inc.(a)	14,991,143
53,559	Workday, Inc., Class A(a)	13,383,858

		88,092,620

	Textiles, Apparel & Luxury Goods – 0.8%
431,873	Under Armour, Inc., Class A(a)	8,715,197

	Total Common Stocks (Identified Cost $618,968,196)	1,029,426,973

Principal Amount	Description	Value (†)
Short-Term Investments – 2.0%
$ 21,282,918	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $21,282,918 on 10/01/2021 collateralized by $4,183,800 U.S. Treasury Bond, 1.375% due 11/15/2040 valued at $3,778,169; $18,023,400 U.S. Treasury Note, 1.250% due 9/30/2028 valued at $17,930,471 including accrued interest(b) (Identified Cost $21,282,918)	$21,282,918

	Total Investments – 100.0% (Identified Cost $640,251,114)	1,050,709,891
	Other assets less liabilities – (0.0)%	(329,724)

	Net Assets – 100.0%	$1,050,380,167

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,029,426,973	$—	$—	$1,029,426,973
Short-Term Investments	—	21,282,918	—	21,282,918

Total	$1,029,426,973	$21,282,918	$—	$1,050,709,891

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2021 (Unaudited)

Interactive Media & Services	10.8%
Software	8.4
Consumer Finance	7.1
Capital Markets	6.6
IT Services	6.4
Banks	6.2
Hotels, Restaurants & Leisure	5.1
Biotechnology	5.0
Internet & Direct Marketing Retail	4.7
Semiconductors & Semiconductor Equipment	4.2
Beverages	4.0
Entertainment	3.4
Oil, Gas & Consumable Fuels	3.2
Insurance	3.0
Media	3.0
Pharmaceuticals	2.7
Health Care Providers & Services	2.7
Other Investments, less than 2% each	11.5
Short-Term Investments	2.0

Total Investments	100.0
Other assets less liabilities	(0.0)*

Net Assets	100.0%

*	Less than 0.1%